Non-IFRS measures, Reconciliation of Adjusted EBITDA to Profit/(Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Non-IFRS measures [Abstract]
Profit for the financial period	$ 277,803	$ 75,335	$ 457,533	$ 138,525	$ 339,682
Income tax expense	1,413	2,660	2,201	4,079
Depreciation charge of property, plant and equipment	47,201	50,977	95,186	100,502
Amortisation charge of intangible assets	0	107	83	212
Gain on disposal of assets	(39,312)	0	(71,838)	0
Share of profit of equity accounted investees, net of tax	(10,969)	(2,957)	(20,937)	(5,993)
Interest income	(3,493)	(3,424)	(5,834)	(6,084)
Interest expense	10,186	12,475	22,518	26,836
Capitalised financing fees written off	977	6	977	792
Other finance expense/(income)	4,100	(1,005)	6,062	398
Reversal of impairment loss on trade receivables	(576)	0	0	0
Adjusted EBITDA	$ 287,330	$ 134,174	$ 485,951	$ 259,267